RESTRUCTURING COSTS, ASSET IMPAIRMENTS AND OTHER SPECIAL CHARGES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
A summary of the charges in the consolidated statement of operations resulting from all restructuring plans
Beginning Balance	$ 35	$ 69	$ 10
Income statement expense	2	64	267
Asset impairments/inventory charges	0	(6)	(36)
Cash payments	(22)	(92)	(172)
Ending Balance	15	35	69
Summary of charges/(income) resulting from all restructuring plans [Abstract]
Cost of products and services	0	8	77
Research and development	0	3	35
Selling, general and administrative	2	53	155
Total restructuring, asset impairments and other special charges	2	64	267
Workforce Reduction [Member]
A summary of the charges in the consolidated statement of operations resulting from all restructuring plans
Beginning Balance	8	49	0
Income statement expense	1	39	202
Asset impairments/inventory charges	0	0	0
Cash payments	(9)	(80)	(153)
Ending Balance	0	8	49
Consolidation of Excess Facilities [Member]
A summary of the charges in the consolidated statement of operations resulting from all restructuring plans
Beginning Balance	26	19	10
Income statement expense	1	19	18
Asset impairments/inventory charges	0	0	0
Cash payments	(12)	(12)	(9)
Ending Balance	15	26	19
Impairment of Building and Purchased Intangible Assets [Member]
A summary of the charges in the consolidated statement of operations resulting from all restructuring plans
Beginning Balance	0	0	0
Income statement expense	0	6	27
Asset impairments/inventory charges	0	(6)	(27)
Cash payments	0	0	0
Ending Balance	0	0	0
Special Charges Related to Inventory [Member]
A summary of the charges in the consolidated statement of operations resulting from all restructuring plans
Beginning Balance	1	1	0
Income statement expense	0	0	20
Asset impairments/inventory charges	0	0	(9)
Cash payments	(1)	0	(10)
Ending Balance	$ 0	$ 1	$ 1